Time charter revenues and net investment in direct financing lease (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Hoegh LNG FRSU III Ltd [Member]
Capital Leased Assets [Line Items]
Business Combinations Charter Out One Vessel to Predefined Hire Rate	90.00%
Hoegh Gallant [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2020
Lease Expiration Term	5 years
PGN FSRU Lampung [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2034
Lease Expiration Term	20 years
Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2036
Lease Expiration Term	20 years
Non Cancellable Lease Expiration Term		10 years
Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term	20 years
Lease Initial Term	20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term		15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term		10 years